Label	Element	Value
PIMCO_Index_ETF_Statutory | PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of ICE BofA 0-5 Year US High Yield Constrained Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): N/A
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	Example. The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other exchange-traded funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of ICE BofA 0-5 Year US High Yield Constrained Index (the “Underlying Index”). The Fund may invest the remainder of its assets in Fixed Income Instruments that are not Component Securities, but which PIMCO believes will help the Fund track its Underlying Index, as well as in cash and investment grade, liquid short-term instruments, forwards or derivatives, such as options, futures contracts or swap agreements, and shares of affiliated bond funds. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund will closely correspond to the portfolio duration of the securities comprising its Underlying Index, as calculated by PIMCO, which as of September 30, 2020 was 1.96 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.The Underlying Index is an unmanaged index comprised of U.S. dollar denominated below investment grade corporate debt securities publicly issued in the U.S. domestic market with remaining maturities of less than 5 years. Underlying Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. As of September 30, 2020, there were 951 issues in the Underlying Index. The securities comprising the Underlying Index have a below investment grade rating (based on an average of the ratings of Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch, Inc. (“Fitch”)) and a country of risk exposure to investment grade countries that are members of the FX-G10, Western Europe or territories of the U.S. and Western Europe. Country ratings are based on an average of Moody’s, S&P and Fitch foreign currency long term sovereign debt ratings. For each issuer, the country of risk is the principal place of business derived from management location, country of primary listing, location of sales and reporting currency. In addition, qualifying securities must have a minimum $250 million of outstanding face value and a fixed coupon schedule. Original issue zero coupon bonds, debt issued simultaneously in the Eurobond and U.S. domestic bond markets, 144A securities and pay-in-kind securities qualify for inclusion in the Underlying Index. Callable perpetual securities qualify for inclusion in the Underlying Index provided they are at least one year from the first call date. Fixed-to-floating rate securities also qualify provided they are callable within the fixed rate period and are at least one year from last call prior to the date the bond transitions from a fixed to a floating rate security. The Underlying Index is capitalization-weighted, provided the total allocation to an individual issuer does not exceed 2%, and the composition of Component Securities is updated monthly. Cash flows from bond payments that are received during the month are retained in the Underlying Index, without earning reinvestment income, until removal at the end of the month as part of the rebalancing. It is not possible to invest directly in the Underlying Index. The Underlying Index does not reflect deductions for fees, expenses or taxes.PIMCO uses an indexing approach in managing the Fund’s investments. The Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of Component Securities and other instruments, or in Component Securities but in different proportions as compared to the weighting of the Underlying Index, such that the portfolio effectively provides exposure to the Underlying Index. In using a representative sampling strategy, the Fund may not track its Underlying Index with the same degree of accuracy as a fund that replicates the composition and weighting of the Underlying Index. Unlike many investment companies, the Fund does not attempt to outperform the index the Fund tracks. An indexing approach may eliminate the chance that the Fund will substantially outperform its Underlying Index but also may reduce some of the risks of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies.The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, and may invest in mortgage-related and other asset-backed securities. The Fund may invest in U.S. dollar-denominated securities of foreign issuers, including securities and instruments economically tied to emerging market countries. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below.Market Trading Risk: the risk that an active secondary trading market for Fund shares does not continue once developed, that the Fund may not continue to meet a listing exchange’s trading or listing requirements, or that Fund shares trade at prices other than the Fund’s net asset valueInterest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio durationCall Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable featuresCredit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligationsHigh Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturityMarket Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industriesLiquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activityIssuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or servicesDerivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker, or the clearinghouse. Changes in regulation relating to a fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performanceMortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk, and credit riskForeign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuersEmerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment riskSovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashionLeveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of lossManagement and Tracking Error Risk: the risk that the portfolio manager’s investment decisions may not produce the desired results or that the Fund’s portfolio may not closely track the Underlying Index for a number of reasons. The Fund incurs operating expenses, which are not applicable to the Underlying Index, and the costs of buying and selling securities, especially when rebalancing the Fund’s portfolio to reflect changes in the composition of the Underlying Index. Performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Fund and the Underlying Index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, the Fund’s use of a representative sampling approach may cause the Fund to be less correlated to the return of the Underlying Index than if the Fund held all of the securities in the Underlying IndexIndexing Risk: the risk that the Fund is negatively affected by general declines in the asset classes represented by the Underlying IndexPlease see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.ICE BofA 0-5 Year US High Yield Constrained Index tracks the performance of short-term U.S. dollar denominated below investment grade corporate debt issued in the U.S. domestic market with less than five years remaining term to final maturity, a fixed coupon schedule and a minimum amount outstanding of $250 million, issued publicly. Prior to September 30, 2016, securities with minimum amount outstanding of $100 million qualified. Allocations to an individual issuer will not exceed 2%. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/investments/etf.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/investments/etf
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	*The year-to-date return as of September 30, 2020 is -2.89%. For the periods shown in the bar chart, the highest quarterly return was 5.78% in the Q1 2019, and the lowest quarterly return was -4.17% in the Q3 2015.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/2019)
PIMCO_Index_ETF_Statutory | PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of ICE BofA 1-5 Year US Inflation-Linked Treasury Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): N/A
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	Example. The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other exchange-traded funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of ICE BofA 1-5 Year US Inflation-Linked Treasury Index (the “Underlying Index”). The Fund may invest the remainder of its assets in Fixed Income Instruments that are not Component Securities, but which Pacific Investment Management Company LLC (“PIMCO”) believes will help the Fund track its Underlying Index, as well as in cash and investment grade, liquid short-term instruments, forwards or derivatives, such as options, futures contracts or swap agreements, and shares of affiliated bond funds. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The dollar-weighted average portfolio maturity of this Fund will closely correspond to the average maturity of its Underlying Index, which as of September 30, 2020 was 3.15 years.The Underlying Index is an unmanaged index comprised of Treasury Inflation-Protected Securities (“TIPS”) with a maturity of at least 1 year and less than 5 years. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to official inflation (as measured by the Consumer Price Index, or CPI). Their payments are supported by the full faith and credit of the United States. The TIPS in the Underlying Index have a minimum $1 billion of outstanding face value, have 1 to 5 years remaining to maturity and have interest and principal payments tied to inflation. Original issue zero coupon bonds can be included in the Underlying Index and the amounts outstanding of qualifying coupon securities are not reduced by any portions that have been stripped. As of September 30, 2020, there were 14 TIPS issues in the Underlying Index. The Underlying Index is capitalization-weighted and the composition of TIPS is updated monthly. Intra-month cash flows are reinvested daily, at the beginning-of-month 1-month LIBID rate, until the end of the month at which point all cash is removed from the Underlying Index. It is not possible to invest directly in the Underlying Index. The Underlying Index does not reflect deductions for fees, expenses or taxes.PIMCO uses an indexing approach in managing the Fund’s investments. The Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of Component Securities and other instruments, or in Component Securities but in different proportions as compared to the weighting of the Underlying Index, such that the portfolio effectively provides exposure to the Underlying Index. In using a representative sampling strategy, the Fund may not track its Underlying Index with the same degree of accuracy as a fund that replicates the composition and weighting of the Underlying Index. Unlike many investment companies, the Fund does not attempt to outperform the index the Fund tracks. An indexing approach may eliminate the chance that the Fund will substantially outperform its Underlying Index but also may reduce some of the risks of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies.The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in real interest rates and in the case of inflation-linked bonds, increased inflation.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below.Market Trading Risk: the risk that an active secondary trading market for Fund shares does not continue once developed, that the Fund may not continue to meet a listing exchange’s trading or listing requirements, or that Fund shares trade at prices other than the Fund’s net asset valueInterest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio durationCall Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable featuresInflation-Indexed Security Risk: the risk that inflation-indexed debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturityCredit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligationsMarket Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industriesLiquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activityDerivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker, or the clearinghouse. Changes in regulation relating to a fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performanceLeveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of lossManagement and Tracking Error Risk: the risk that the portfolio manager’s investment decisions may not produce the desired results or that the Fund’s portfolio may not closely track the Underlying Index for a number of reasons. The Fund incurs operating expenses, which are not applicable to the Underlying Index, and the costs of buying and selling securities, especially when rebalancing the Fund’s portfolio to reflect changes in the composition of the Underlying Index. Performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Fund and the Underlying Index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, the Fund’s use of a representative sampling approach may cause the Fund to be less correlated to the return of the Underlying Index than if the Fund held all of the securities in the Underlying IndexIndexing Risk: the risk that the Fund is negatively affected by general declines in the asset classes represented by the Underlying IndexPlease see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.ICE BofA 1-5 Year US Inflation-Linked Treasury Index is an unmanaged index comprised of TIPS with a maturity of at least 1 year and less than 5 years. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/investments/etf.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/investments/etf
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	*The year-to-date return as of September 30, 2020 is 3.95%. For the periods shown in the bar chart, the highest quarterly return was 2.28% in the Q1 2011, and the lowest quarterly return was -2.89% in the Q2 2013.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/2019)
PIMCO_Index_ETF_Statutory | PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of ICE BofA 15+ Year US Inflation-Linked Treasury Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): N/A
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	Example. The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other exchange-traded funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of ICE BofA 15+ Year US Inflation-Linked Treasury Index (the “Underlying Index”). The Fund may invest the remainder of its assets in Fixed Income Instruments that are not Component Securities, but which Pacific Investment Management Company LLC (“PIMCO”) believes will help the Fund track its Underlying Index, as well as in cash and investment grade, liquid short-term instruments, forwards or derivatives, such as options, futures contracts or swap agreements, and shares of affiliated bond funds. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The dollar-weighted average portfolio maturity of this Fund will closely correspond to the average maturity of its Underlying Index, which as of September 30, 2020 was 23.87 years.The Underlying Index is an unmanaged index comprised of Treasury Inflation-Protected Securities (“TIPS”) with a maturity of at least 15 years. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to official inflation (as measured by the Consumer Price Index, or CPI). Their payments are supported by the full faith and credit of the United States. The TIPS in the Underlying Index have a minimum $1 billion of outstanding face value, have at least 15 years remaining to maturity and have interest and principal payments tied to inflation. Original issue zero coupon bonds can be included in the Underlying Index and the amounts outstanding of qualifying coupon securities are not reduced by any portions that have been stripped. As of September 30, 2020, there were 11 TIPS issues in the Underlying Index. The Underlying Index is capitalization-weighted and the composition of TIPS is updated monthly. Intra-month cash flows are reinvested daily, at the beginning-of-month 1-month LIBID rate, until the end of the month at which point all cash is removed from the Underlying Index. It is not possible to invest directly in the Underlying Index. The Underlying Index does not reflect deductions for fees, expenses or taxes.PIMCO uses an indexing approach in managing the Fund’s investments. The Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of Component Securities and other instruments, or in Component Securities but in different proportions as compared to the weighting of the Underlying Index, such that the portfolio effectively provides exposure to the Underlying Index. In using a representative sampling strategy, the Fund may not track its Underlying Index with the same degree of accuracy as a fund that replicates the composition and weighting of the Underlying Index. Unlike many investment companies, the Fund does not attempt to outperform the index the Fund tracks. An indexing approach may eliminate the chance that the Fund will substantially outperform its Underlying Index but also may reduce some of the risks of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies.The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in real interest rates and in the case of inflation-linked bonds, increased inflation.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below.Market Trading Risk: the risk that an active secondary trading market for Fund shares does not continue once developed, that the Fund may not continue to meet a listing exchange’s trading or listing requirements, or that Fund shares trade at prices other than the Fund’s net asset valueInterest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio durationCall Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable featuresInflation-Indexed Security Risk: the risk that inflation-indexed debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturityCredit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligationsMarket Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industriesLiquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activityDerivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker, or the clearinghouse. Changes in regulation relating to a fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performanceLeveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of lossManagement and Tracking Error Risk: the risk that the portfolio manager’s investment decisions may not produce the desired results or that the Fund’s portfolio may not closely track the Underlying Index for a number of reasons. The Fund incurs operating expenses, which are not applicable to the Underlying Index, and the costs of buying and selling securities, especially when rebalancing the Fund’s portfolio to reflect changes in the composition of the Underlying Index. Performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Fund and the Underlying Index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, the Fund’s use of a representative sampling approach may cause the Fund to be less correlated to the return of the Underlying Index than if the Fund held all of the securities in the Underlying IndexIndexing Risk: the risk that the Fund is negatively affected by general declines in the asset classes represented by the Underlying IndexPlease see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.ICE BofA 15+ Year US Inflation-Linked Treasury Index is an unmanaged index comprised of TIPS with a maturity of at least 15 years. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/investments/etf.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/investments/etf
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	*The year-to-date return as of September 30, 2020 is 22.82%. For the periods shown in the bar chart, the highest quarterly return was 12.67% in the Q3 2011, and the lowest quarterly return was -12.55% in the Q2 2013.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/2019)
PIMCO_Index_ETF_Statutory | PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of ICE BofA Long US Treasury Principal STRIPS Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): N/A
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	Example. The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other exchange-traded funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of ICE BofA Long US Treasury Principal STRIPS Index (the “Underlying Index”). The Fund may invest the remainder of its assets in Fixed Income Instruments that are not Component Securities, but which Pacific Investment Management Company LLC (“PIMCO”) believes will help the Fund track its Underlying Index, as well as in cash and investment grade, liquid short-term instruments, forwards or derivatives, such as options, futures contracts or swap agreements, and shares of affiliated bond funds. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund will closely correspond to the portfolio duration of the securities comprising its Underlying Index, as calculated by PIMCO, which as of September 30, 2020 was 29.00 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.The Underlying Index is an unmanaged index comprised of long maturity Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) representing the final principal payment of U.S. Treasury bonds. The principal STRIPS comprising the Underlying Index must have 25 years or more remaining term to final maturity and must be stripped from U.S. Treasury bonds having at least $1 billion in outstanding face value. As of September 30, 2020 there were 20 issues in the Underlying Index. Index constituents are capitalization-weighted based on the security prices times an assumed face value of $1 billion per constituent security. The Underlying Index is rebalanced quarterly on March 31, June 30, September 30 and December 31, based on information available up to and including the third business day before the last business day of the rebalancing month. Securities that no longer meet the qualifying criteria during the course of the quarter remain in the Underlying Index until the next quarterly rebalancing date at which point they are dropped from the Underlying Index. It is not possible to invest directly in the Underlying Index. The Underlying Index does not reflect deductions for fees, expenses or taxes.PIMCO uses an indexing approach in managing the Fund’s investments. The Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of Component Securities and other instruments, or in Component Securities but in different proportions as compared to the weighting of the Underlying Index, such that the portfolio effectively provides exposure to the Underlying Index. In using a representative sampling strategy, the Fund may not track its Underlying Index with the same degree of accuracy as a fund that replicates the composition and weighting of the Underlying Index. Unlike many investment companies, the Fund does not attempt to outperform the index the Fund tracks. An indexing approach may eliminate the chance that the Fund will substantially outperform its Underlying Index but also may reduce some of the risks of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies.The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below.Market Trading Risk: the risk that an active secondary trading market for Fund shares does not continue once developed, that the Fund may not continue to meet a listing exchange’s trading or listing requirements, or that Fund shares trade at prices other than the Fund’s net asset valueInterest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio durationCall Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable featuresCredit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligationsMarket Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industriesLiquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activityDerivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker, or the clearinghouse. Changes in regulation relating to a fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performanceLeveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of lossManagement and Tracking Error Risk: the risk that the portfolio manager’s investment decisions may not produce the desired results or that the Fund’s portfolio may not closely track the Underlying Index for a number of reasons. The Fund incurs operating expenses, which are not applicable to the Underlying Index, and the costs of buying and selling securities, especially when rebalancing the Fund’s portfolio to reflect changes in the composition of the Underlying Index. Performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Fund and the Underlying Index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, the Fund’s use of a representative sampling approach may cause the Fund to be less correlated to the return of the Underlying Index than if the Fund held all of the securities in the Underlying IndexIndexing Risk: the risk that the Fund is negatively affected by general declines in the asset classes represented by the Underlying IndexPlease see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.ICE BofA Long US Treasury Principal STRIPS Index is an unmanaged index comprised of long maturity STRIPS representing the final principal payment of U.S. Treasury bonds. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/investments/etf.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/investments/etf
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	*The year-to-date return as of September 30, 2020 is 30.02%. For the periods shown in the bar chart, the highest quarterly return was 58.47% in the Q3 2011, and the lowest quarterly return was -18.24% in the Q4 2016.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/2019)
PIMCO_Index_ETF_Statutory | PIMCO Broad U.S. TIPS Index Exchange-Traded Fund
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of ICE BofA US Inflation-Linked Treasury Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): N/A
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	Example. The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other exchange-traded funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of ICE BofA US Inflation-Linked Treasury Index (the “Underlying Index”). The Fund may invest the remainder of its assets in Fixed Income Instruments that are not Component Securities, but which Pacific Investment Management Company LLC (“PIMCO”) believes will help the Fund track its Underlying Index, as well as in cash and investment grade, liquid short-term instruments, forwards or derivatives, such as options, futures contracts or swap agreements, and shares of affiliated bond funds. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The dollar-weighted average portfolio maturity of this Fund will closely correspond to the average maturity of its Underlying Index, which as of September 30, 2020 was 9.14 years.The Underlying Index is an unmanaged index comprised of Treasury Inflation-Protected Securities (“TIPS”). TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to official inflation (as measured by the Consumer Price Index, or CPI). Their payments are supported by the full faith and credit of the United States. The TIPS in the Underlying Index have a minimum $1 billion of outstanding face value, have at least 1 year remaining to maturity and have interest and principal payments tied to inflation. Original issue zero coupon bonds can be included in the Underlying Index and the amounts outstanding of qualifying coupon securities are not reduced by any portions that have been stripped. As of September 30, 2020, there were 42 TIPS issues in the Underlying Index. The Underlying Index is capitalization-weighted and the composition of TIPS is updated monthly. Intra-month cash flows are reinvested daily, at the beginning-of-month 1-month LIBID rate, until the end of the month at which point all cash is removed from the Underlying Index. It is not possible to invest directly in the Underlying Index. The Underlying Index does not reflect deductions for fees, expenses or taxes.PIMCO uses an indexing approach in managing the Fund’s investments. The Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of Component Securities and other instruments, or in Component Securities but in different proportions as compared to the weighting of the Underlying Index, such that the portfolio effectively provides exposure to the Underlying Index. In using a representative sampling strategy, the Fund may not track its Underlying Index with the same degree of accuracy as a fund that replicates the composition and weighting of the Underlying Index. Unlike many investment companies, the Fund does not attempt to outperform the index the Fund tracks. An indexing approach may eliminate the chance that the Fund will substantially outperform its Underlying Index but also may reduce some of the risks of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies.The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in real interest rates and in the case of inflation-linked bonds, increased inflation.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below.Small Fund Risk: the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund sharesMarket Trading Risk: the risk that an active secondary trading market for Fund shares does not continue once developed, that the Fund may not continue to meet a listing exchange’s trading or listing requirements, or that Fund shares trade at prices other than the Fund’s net asset valueInterest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio durationCall Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable featuresInflation-Indexed Security Risk: the risk that inflation-indexed debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturityCredit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligationsMarket Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industriesLiquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activityDerivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker, or the clearinghouse. Changes in regulation relating to a fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performanceLeveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of lossManagement and Tracking Error Risk: the risk that the portfolio manager’s investment decisions may not produce the desired results or that the Fund’s portfolio may not closely track the Underlying Index for a number of reasons. The Fund incurs operating expenses, which are not applicable to the Underlying Index, and the costs of buying and selling securities, especially when rebalancing the Fund’s portfolio to reflect changes in the composition of the Underlying Index. Performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Fund and the Underlying Index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, the Fund’s use of a representative sampling approach may cause the Fund to be less correlated to the return of the Underlying Index than if the Fund held all of the securities in the Underlying IndexIndexing Risk: the risk that the Fund is negatively affected by general declines in the asset classes represented by the Underlying IndexPlease see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.ICE BofA US Inflation-Linked Treasury Index is an unmanaged index comprised of TIPS. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/investments/etf.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/investments/etf
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	*The year-to-date return as of September 30, 2020 is 9.61%. For the periods shown in the bar chart, the highest quarterly return was 5.08% in the Q3 2011, and the lowest quarterly return was -7.40% in the Q2 2013.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/2019)
PIMCO_Index_ETF_Statutory | PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of ICE BofA US Corporate Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): N/A
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	Example. The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other exchange-traded funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of ICE BofA US Corporate Index (the “Underlying Index”). The Fund may invest the remainder of its assets in Fixed Income Instruments that are not Component Securities, but which PIMCO believes will help the Fund track its Underlying Index, as well as in cash and investment grade, liquid short-term instruments, forwards or derivatives, such as options, futures contracts or swap agreements, and shares of affiliated bond funds. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in securities rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The average portfolio duration of this Fund will closely correspond to the portfolio duration of the securities comprising its Underlying Index, as calculated by PIMCO, which as of September 30, 2020 was 8.02 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.The Underlying Index is an unmanaged index comprised of U.S. dollar denominated investment grade corporate debt securities publicly issued in the U.S. domestic market with at least one year remaining term to final maturity. As of September 30, 2020, there were 8746 issues in the Underlying Index. The securities comprising the Underlying Index have an investment grade rating (based on an average of the ratings of Moody’s, S&P and Fitch) and an investment grade rated country of risk (based on an average of Moody’s, S&P and Fitch foreign currency long term sovereign debt ratings). In addition, qualifying securities must have a minimum $250 million of outstanding face value and a fixed coupon schedule. Original issue zero coupon bonds, debt issued simultaneously in the Eurobond and U.S. domestic bond markets, 144A securities and corporate pay-in-kind securities qualify for inclusion in the Underlying Index. Callable perpetual securities qualify for inclusion in the Underlying Index provided they are at least one year from the first call date. Fixed-to-floating rate securities also qualify provided they are callable within the fixed rate period and are at least one year from last call prior to the date the bond transitions from a fixed to a floating rate security. The Underlying Index is capitalization-weighted and the composition of Component Securities is updated monthly. Cash flows from bond payments that are received during the month are retained in the Underlying Index, without earning reinvestment income, until removal at the end of the month as part of the rebalancing. It is not possible to invest directly in the Underlying Index. The Underlying Index does not reflect deductions for fees, expenses or taxes.PIMCO uses an indexing approach in managing the Fund’s investments. The Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of Component Securities and other instruments, or in Component Securities but in different proportions as compared to the weighting of the Underlying Index, such that the portfolio effectively provides exposure to the Underlying Index. In using a representative sampling strategy, the Fund may not track its Underlying Index with the same degree of accuracy as a fund that replicates the composition and weighting of the Underlying Index. Unlike many investment companies, the Fund does not attempt to outperform the index the Fund tracks. An indexing approach may eliminate the chance that the Fund will substantially outperform its Underlying Index but also may reduce some of the risks of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies.The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements. The Fund may invest in U.S. dollar-denominated securities of foreign issuers, including securities and instruments economically tied to emerging market countries. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below.Market Trading Risk: the risk that an active secondary trading market for Fund shares does not continue once developed, that the Fund may not continue to meet a listing exchange’s trading or listing requirements, or that Fund shares trade at prices other than the Fund’s net asset valueInterest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio durationCall Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable featuresCredit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligationsMarket Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industriesLiquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activityIssuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or servicesDerivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker, or the clearinghouse. Changes in regulation relating to a fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performanceForeign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuersEmerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment riskSovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashionLeveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of lossManagement and Tracking Error Risk: the risk that the portfolio manager’s investment decisions may not produce the desired results or that the Fund’s portfolio may not closely track the Underlying Index for a number of reasons. The Fund incurs operating expenses, which are not applicable to the Underlying Index, and the costs of buying and selling securities, especially when rebalancing the Fund’s portfolio to reflect changes in the composition of the Underlying Index. Performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Fund and the Underlying Index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, the Fund’s use of a representative sampling approach may cause the Fund to be less correlated to the return of the Underlying Index than if the Fund held all of the securities in the Underlying IndexIndexing Risk: the risk that the Fund is negatively affected by general declines in the asset classes represented by the Underlying IndexPlease see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.ICE BofA US Corporate Index is an unmanaged index comprised of U.S. dollar denominated investment grade, fixed rate corporate debt securities publicly issued in the U.S. domestic market with at least one year remaining term to final maturity and at least $250 million outstanding. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/investments/etf.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/investments/etf
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	*The year-to-date return as of September 30, 2020 is 6.75%. For the periods shown in the bar chart, the highest quarterly return was 5.33% in the Q1 2019, and the lowest quarterly return was -3.70% in the Q2 2013.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/2019)
1 Month USD LIBOR Index 5 | PIMCO_Index_ETF_Statutory | PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	22.36%
5 Years	rr_AverageAnnualReturnYear05	5.33%
10 Years	rr_AverageAnnualReturnYear10	10.49%
3 Month USD LIBOR After Tax | PIMCO_Index_ETF_Statutory | PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.08%
5 Years	rr_AverageAnnualReturnYear05	1.84%
10 Years	rr_AverageAnnualReturnYear10	1.74%
3 Month USD LIBOR Index | PIMCO_Index_ETF_Statutory | PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	17.72%
5 Years	rr_AverageAnnualReturnYear05	3.75%
10 Years	rr_AverageAnnualReturnYear10	5.89%
3 Month USD LIBOR Index tagged as 3 Month USD LIBOR After Tax | PIMCO_Index_ETF_Statutory | PIMCO Broad U.S. TIPS Index Exchange-Traded Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.77%
5 Years	rr_AverageAnnualReturnYear05	2.67%
10 Years	rr_AverageAnnualReturnYear10	3.48%
Barclays 1 Year Municipal Bond Index | PIMCO_Index_ETF_Statutory | PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	9.90%
5 Years	rr_AverageAnnualReturnYear05	5.31%
Since Inception	rr_AverageAnnualReturnSinceInception	5.69%
Barclays 1-15 Year Municipal Bond Index | PIMCO_Index_ETF_Statutory | PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	14.23%
5 Years	rr_AverageAnnualReturnYear05	4.60%
Since Inception	rr_AverageAnnualReturnSinceInception	4.95%
ETF | PIMCO_Index_ETF_Statutory | PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 15
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	48
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	85
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 192
Annual Return 2010	rr_AnnualReturn2010	10.06%
Annual Return 2011	rr_AnnualReturn2011	59.77%
Annual Return 2012	rr_AnnualReturn2012	1.81%
Annual Return 2013	rr_AnnualReturn2013	(21.94%)
Annual Return 2014	rr_AnnualReturn2014	49.35%
Annual Return 2015	rr_AnnualReturn2015	(4.94%)
Annual Return 2016	rr_AnnualReturn2016	1.42%
Annual Return 2017	rr_AnnualReturn2017	14.07%
Annual Return 2018	rr_AnnualReturn2018	(4.29%)
Annual Return 2019	rr_AnnualReturn2019	21.22%
Year to Date Return, Label	rr_YearToDateReturnLabel	*The year-to-date return as of September 30, 2020 is 30.02%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	30.02%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 58.47% in the Q3 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	58.47%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -18.24% in the Q4 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.24%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	21.22%
5 Years	rr_AverageAnnualReturnYear05	5.00%
10 Years	rr_AverageAnnualReturnYear10	10.29%
ETF | After Taxes on Distributions | PIMCO_Index_ETF_Statutory | PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	20.11%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.82%	[1]
10 Years	rr_AverageAnnualReturnYear10	8.91%	[1]
ETF | After Taxes on Distributions and Sales | PIMCO_Index_ETF_Statutory | PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.54%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.29%	[1]
10 Years	rr_AverageAnnualReturnYear10	7.71%	[1]
ETF | PIMCO_Index_ETF_Statutory | PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	64
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	113
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 255
Annual Return 2010	rr_AnnualReturn2010	3.54%
Annual Return 2011	rr_AnnualReturn2011	4.75%
Annual Return 2012	rr_AnnualReturn2012	2.39%
Annual Return 2013	rr_AnnualReturn2013	(2.13%)
Annual Return 2014	rr_AnnualReturn2014	(1.32%)
Annual Return 2015	rr_AnnualReturn2015	(0.45%)
Annual Return 2016	rr_AnnualReturn2016	2.99%
Annual Return 2017	rr_AnnualReturn2017	0.64%
Annual Return 2018	rr_AnnualReturn2018	0.19%
Annual Return 2019	rr_AnnualReturn2019	4.84%
Year to Date Return, Label	rr_YearToDateReturnLabel	*The year-to-date return as of September 30, 2020 is 3.95%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.95%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 2.28% in the Q1 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.28%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2011
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -2.89% in the Q2 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.89%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
1 Year	rr_AverageAnnualReturnYear01	4.84%
5 Years	rr_AverageAnnualReturnYear05	1.62%
10 Years	rr_AverageAnnualReturnYear10	1.52%
ETF | After Taxes on Distributions | PIMCO_Index_ETF_Statutory | PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.10%	[2]
5 Years	rr_AverageAnnualReturnYear05	1.05%	[2]
10 Years	rr_AverageAnnualReturnYear10	1.01%	[2]
ETF | After Taxes on Distributions and Sales | PIMCO_Index_ETF_Statutory | PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.87%	[2]
5 Years	rr_AverageAnnualReturnYear05	0.99%	[2]
10 Years	rr_AverageAnnualReturnYear10	0.96%	[2]
ETF | PIMCO_Index_ETF_Statutory | PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	64
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	113
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 255
Annual Return 2010	rr_AnnualReturn2010	8.46%
Annual Return 2011	rr_AnnualReturn2011	25.36%
Annual Return 2012	rr_AnnualReturn2012	11.81%
Annual Return 2013	rr_AnnualReturn2013	(19.55%)
Annual Return 2014	rr_AnnualReturn2014	19.32%
Annual Return 2015	rr_AnnualReturn2015	(8.73%)
Annual Return 2016	rr_AnnualReturn2016	9.51%
Annual Return 2017	rr_AnnualReturn2017	9.44%
Annual Return 2018	rr_AnnualReturn2018	(7.40%)
Annual Return 2019	rr_AnnualReturn2019	17.29%
Year to Date Return, Label	rr_YearToDateReturnLabel	*The year-to-date return as of September 30, 2020 is 22.82%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	22.82%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 12.67% in the Q3 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.67%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -12.55% in the Q2 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.55%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
1 Year	rr_AverageAnnualReturnYear01	17.29%
5 Years	rr_AverageAnnualReturnYear05	3.51%
10 Years	rr_AverageAnnualReturnYear10	5.66%
ETF | After Taxes on Distributions | PIMCO_Index_ETF_Statutory | PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	16.46%	[3]
5 Years	rr_AverageAnnualReturnYear05	2.63%	[3]
10 Years	rr_AverageAnnualReturnYear10	4.77%	[3]
ETF | After Taxes on Distributions and Sales | PIMCO_Index_ETF_Statutory | PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	10.23%	[3]
5 Years	rr_AverageAnnualReturnYear05	2.29%	[3]
10 Years	rr_AverageAnnualReturnYear10	4.09%	[3]
ETF | PIMCO_Index_ETF_Statutory | PIMCO Broad U.S. TIPS Index Exchange-Traded Fund
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	64
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	113
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 255
Annual Return 2010	rr_AnnualReturn2010	6.16%
Annual Return 2011	rr_AnnualReturn2011	13.80%
Annual Return 2012	rr_AnnualReturn2012	6.90%
Annual Return 2013	rr_AnnualReturn2013	(9.42%)
Annual Return 2014	rr_AnnualReturn2014	4.37%
Annual Return 2015	rr_AnnualReturn2015	(2.12%)
Annual Return 2016	rr_AnnualReturn2016	4.88%
Annual Return 2017	rr_AnnualReturn2017	3.23%
Annual Return 2018	rr_AnnualReturn2018	(1.73%)
Annual Return 2019	rr_AnnualReturn2019	8.47%
Year to Date Return, Label	rr_YearToDateReturnLabel	*The year-to-date return as of September 30, 2020 is 9.61%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.61%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 5.08% in the Q3 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.08%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -7.40% in the Q2 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.40%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
1 Year	rr_AverageAnnualReturnYear01	8.47%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	3.27%
ETF | After Taxes on Distributions | PIMCO_Index_ETF_Statutory | PIMCO Broad U.S. TIPS Index Exchange-Traded Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.74%	[4]
5 Years	rr_AverageAnnualReturnYear05	1.84%	[4]
10 Years	rr_AverageAnnualReturnYear10	2.58%	[4]
ETF | After Taxes on Distributions and Sales | PIMCO_Index_ETF_Statutory | PIMCO Broad U.S. TIPS Index Exchange-Traded Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.01%	[4]
5 Years	rr_AverageAnnualReturnYear05	1.61%	[4]
10 Years	rr_AverageAnnualReturnYear10	2.26%	[4]
ETF | PIMCO_Index_ETF_Statutory | PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 57
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	179
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	313
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 701
Annual Return 2012	rr_AnnualReturn2012	12.22%
Annual Return 2013	rr_AnnualReturn2013	8.26%
Annual Return 2014	rr_AnnualReturn2014	0.50%
Annual Return 2015	rr_AnnualReturn2015	(4.71%)
Annual Return 2016	rr_AnnualReturn2016	14.54%
Annual Return 2017	rr_AnnualReturn2017	5.83%
Annual Return 2018	rr_AnnualReturn2018	(0.54%)
Annual Return 2019	rr_AnnualReturn2019	9.89%
Year to Date Return, Label	rr_YearToDateReturnLabel	*The year-to-date return as of September 30, 2020 is -2.89%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.89%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 5.78% in the Q1 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.78%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -4.17% in the Q3 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.17%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
1 Year	rr_AverageAnnualReturnYear01	9.89%
5 Years	rr_AverageAnnualReturnYear05	4.77%
Since Inception	rr_AverageAnnualReturnSinceInception	5.18%
ETF | After Taxes on Distributions | PIMCO_Index_ETF_Statutory | PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.68%	[6]
5 Years	rr_AverageAnnualReturnYear05	2.59%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	3.02%	[6]
ETF | After Taxes on Distributions and Sales | PIMCO_Index_ETF_Statutory | PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.82%	[6]
5 Years	rr_AverageAnnualReturnYear05	2.65%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	3.03%	[6]
ETF | PIMCO_Index_ETF_Statutory | PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	64
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	113
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 255
Annual Return 2011	rr_AnnualReturn2011	6.67%
Annual Return 2012	rr_AnnualReturn2012	10.16%
Annual Return 2013	rr_AnnualReturn2013	(1.63%)
Annual Return 2014	rr_AnnualReturn2014	7.43%
Annual Return 2015	rr_AnnualReturn2015	(0.46%)
Annual Return 2016	rr_AnnualReturn2016	6.16%
Annual Return 2017	rr_AnnualReturn2017	6.38%
Annual Return 2018	rr_AnnualReturn2018	(2.71%)
Annual Return 2019	rr_AnnualReturn2019	14.45%
Year to Date Return, Label	rr_YearToDateReturnLabel	*The year-to-date return as of September 30, 2020 is 6.75%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.75%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 5.33% in the Q1 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.33%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -3.70% in the Q2 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.70%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
1 Year	rr_AverageAnnualReturnYear01	14.45%
5 Years	rr_AverageAnnualReturnYear05	4.59%
Since Inception	rr_AverageAnnualReturnSinceInception	4.84%
ETF | After Taxes on Distributions | PIMCO_Index_ETF_Statutory | PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.90%	[7]
5 Years	rr_AverageAnnualReturnYear05	3.21%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	3.31%	[7]
ETF | After Taxes on Distributions and Sales | PIMCO_Index_ETF_Statutory | PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.52%	[7]
5 Years	rr_AverageAnnualReturnYear05	2.89%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	3.08%	[7]

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
[3]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
[4]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
[5]	“Other Expenses” include interest expense of 0.01%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense, Total Annual Fund Operating Expenses are 0.55%.
[6]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
[7]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.